Related party transactions and balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party transactions and balances
Non-current receivables due from related parties	$ 2,400	$ 2,108
Non-current financial assets from related parties		9,845
Receivables, Current	4,572	11,971
Payables, Current	12,973	30,738
Finance Income	224	74	$ 425
Energya VM Generacion, S.L | Grupo FerroAtlantica, S.A.U
Related party transactions and balances
Sales and Operating Income	9,803	15,398	22,195
Energya VM Generacion, S.L | Hidro-Nitro Espanola, S.A. - Other segments - Energy
Related party transactions and balances
Sales and Operating Income	7,419	5,155	6,686
Villar Mir Energia, S.L.U. | Grupo Ferroatlantica And Hidro Nitro Espanola [Member]
Related party transactions and balances
Obligation for purchase of energy plus service charge	94,049	69,083	85,511
Aurinka And Blue Power Corporation, S.L. | Grupo FerroAtlantica, S.A.U
Related party transactions and balances
Purchase of property, plant and equipment	3,611
Continuing operations
Related party transactions and balances
Receivables, Non Current	2,400	11,953
Receivables, Current	4,572	11,971
Payables, Current	12,973	30,738
Sales and Operating Income	17,222	21,766	28,948
Cost of Sales	94,049	74,548	85,871
Staff costs		10,080	3,909
Other Operating Expenses	8,859	8,272	9,034
Finance Income	224	74	425
Continuing operations | Inmobiliaria Espacio, S.A.
Related party transactions and balances
Receivables, Current	3,033	2,664
Payables, Current	$ 4	1,751
Short term loan maturity	P1Y
Other Operating Expenses	$ 2	2	3
Finance Income	70	74	170
Continuing operations | Grupo Villar Mir, S.A.U.
Related party transactions and balances
Receivables, Current	83	6,743
Sales and Operating Income		403
Finance Income			255
Continuing operations | Marco International
Related party transactions and balances
Receivables, Current		756
Sales and Operating Income		765
Cost of Sales		5,212	360
Continuing operations | Energya VM Generacion, S.L
Related party transactions and balances
Receivables, Current	1,420
Payables, Current	6	23
Sales and Operating Income	17,222	20,553	28,881
Other Operating Expenses	226	503	306
Continuing operations | Energya VM Gestion, S.L
Related party transactions and balances
Receivables, Current		1,765
Cost of Sales		253
Other Operating Expenses	22
Continuing operations | Villar Mir Energia, S.L.U.
Related party transactions and balances
Non-current receivables due from related parties	2,398
Receivables, Non Current		2,108
Receivables, Current	35	39
Payables, Current	12,065	5,239
Sales and Operating Income		45	66
Cost of Sales	94,049	69,083	85,511
Other Operating Expenses	3,362	3,626	4,850
Continuing operations | Espacio Information Technology, S.A.U.
Related party transactions and balances
Payables, Current	861	130
Other Operating Expenses	3,807	4,049	2,581
Continuing operations | Alloys International
Related party transactions and balances
Payables, Current		918
Continuing operations | Blue Power Corporation, S.L.
Related party transactions and balances
Non-current financial assets from related parties		9,845
Payables, Current	29
Continuing operations | Torre Espacio Castellana, S.A.U.
Related party transactions and balances
Other Operating Expenses			1,138
Continuing operations | Key management personnel
Related party transactions and balances
Payables, Current		22,672
Staff costs		10,080	3,909
Continuing operations | Other related parties
Related party transactions and balances
Receivables, Non Current	2
Receivables, Current	1	4
Payables, Current	8	5
Sales and Operating Income			1
Other Operating Expenses	1,440	92	$ 156
Finance Income	$ 154
Assets held for sale
Related party transactions and balances
Receivables, Current		2,792
Payables, Current		254
Assets held for sale | Energya VM Generacion, S.L
Related party transactions and balances
Receivables, Current		2,792
Assets held for sale | Villar Mir Energia, S.L.U.
Related party transactions and balances
Payables, Current		231
Assets held for sale | Other related parties
Related party transactions and balances
Payables, Current		$ 23